Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Company's Principal Subsidiaries and VIEs
As of December 31, 2024, the Company’s principal subsidiaries and VIEs are as follows:

	Place of incorporation	Date of incorporation or acquisition	Equity interest held	Principal activities
Principal subsidiaries
Guangzhou Chengxing Zhidong Automotive Technology Co., Ltd. (“Chengxing”)	PRC	January 09, 2015	100%	Investment holding
Guangzhou Xiaopeng Motors Technology Co., Ltd.(“Xiaopeng Technology”)	PRC	May 12, 2016	100%	Design and technology development
Guangzhou Xiaopeng Automobile Manufacturing Co., Ltd.	PRC	April 07, 2017	100%	Design and technology development
Guangzhou Xiaopeng Automatic Driving Technology Co., Ltd.	PRC	November 18, 2019	100%	Technology development
Guangzhou Xiaopeng Smart Charging Technology Co., Ltd.	PRC	June 22, 2020	100%	Smart charging technology development
Guangzhou Zhipeng Manufacturing Co., Ltd.	PRC	January 14, 2021	100%	Manufacturing of vehicles
Zhaoqing Xiaopeng New Energy Investment Co., Ltd.(“Zhaoqing Xiaopeng New Energy”)	PRC	February 13, 2020	100%	Manufacturing of vehicles
Zhaoqing Xiaopeng Automobile Co., Ltd.(“Zhaoqing XPeng”)	PRC	May 18, 2017	100%	Manufacturing of battery pack
Xiaopeng Motors Sales Co., Ltd. (“Xiaopeng Motors Sales”)	PRC	January 08, 2018	100%	Vehicle wholesale and retail
Beijing Xiaopeng Automobile Co., Ltd.(“Beijing Xiaopeng”)	PRC	April 28, 2018	100%	Vehicle wholesale and retail, design and technology development
Xiaopeng Automobile Central China (Wuhan) Co., Ltd.(“Wuhan Xiaopeng”)	PRC	April 30, 2021	100%	Technology development and vehicle retail
Wuhan Xiaopeng Smart Manufacturing Co., Ltd.	PRC	August 16, 2021	100%	Manufacturing of battery pack and electric drive system
Shanghai Xiaopeng Motors Technology Co., Ltd.(“Shanghai Xiaopeng”)	PRC	February 12, 2018	100%	Technology development and vehicle retail
Shenzhen Xiaopeng Automobile Supply Chain Management Co., Ltd.	PRC	January 5, 2024	100%	Export trading
XPeng Huitian Holding Limited	BVI	October 12, 2020	100%	Investment holding
Dogotix Inc.	BVI	October 09, 2023	100%	Investment holding
XPeng (Hong Kong) Limited	Hong Kong	February 12, 2019	100%	Investment holding

(1)The English names of the subsidiaries and VIEs represent the best effort by the management of the Company in translating its Chinese names as they do not have official English name.

	Place of incorporation	Date of incorporation or acquisition	Principal activities
VIEs
Guangzhou Zhipeng IoV Technology Co., Ltd. (“Zhipeng IoV”) (Note 1(c)(i))	PRC	May 23, 2018	Business of development and the operation of an Internet of Vehicles network
Guangzhou Yidian Zhihui Chuxing Technology Co., Ltd. (“Yidian Chuxing”) (Note 1(c)(ii))	PRC	May 24, 2018	Business of provision of online-hailing services through online platform
Guangzhou Xintu Technology Co., Ltd. (“Xintu Technology”) (Note 1(c)(i))	PRC	April 27, 2021	Surveying and mapping
Guangdong Intelligent Insurance Agent Co., Ltd. (“GIIA”, formerly known as Qingdao Miaobao Insurance agent Co., Ltd.) (Note 1(c)(iii))	PRC	July 22, 2022	Insurance agency
VIEs’ subsidiary
Jiangsu Zhipeng Kongjian Information Technology Co., Ltd. (“Zhipeng Kongjian”, formerly known as Jiangsu Zhitu Technology Co., Ltd., a subsidiary of Xintu Technology) (Note 1(c)(i))	PRC	June 23, 2021	Surveying and mapping